Summary of Significant Accounting Policies - Property and Equipment, Net (Details) - Humacyte, Inc.	6 Months Ended
Jun. 30, 2021
Scientific equipment. | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Scientific equipment. | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years
Computer equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Software
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful lives	7 years